Other Payables and Accrued Liabilities (Details) - 12 months ended Dec. 31, 2025	CNY (¥)	USD ($)	USD ($)
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued expenses	¥ 96,077,273		$ 13,669,086
Other payments of temporary loans	¥ 537,871,098	$ 76,523,887